Commitments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Commitments [Abstract]
Schedule of future minimum payments under lease
Fiscal year ending, June 30:
2017 – remaining six months	$41,121
2018	84,696
2019	65,412

Total	$191,229

Fiscal year ending,
June 30, 2017	$81,435
June 30, 2018	84,696
June 30, 2019	65,412

Total	$231,543